GOODWILL AND INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
GOODWILL AND INTANGIBLE ASSETS
Goodwill, beginning	$ 357	$ 357
Additions	0	0
Business acquisitions	0	0
Impairment	0	0
Goodwill, ending	$ 357	$ 357